UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5983

                             New Germany Fund, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (unaudited)
--------------------------------------------------------------------------------

Shares          Description                                         Value
------          -----------                                         -----

INVESTMENTS IN GERMAN SECURITIES--83.2%
                COMMON STOCKS--72.8%
                ACCIDENT & HEALTH
                        INSURANCE--2.9%
211,800         Hannover Rueckversicherungs . . . . . . . . . . .  $ 6,859,670
                                                                   -----------

                BEET SUGAR--1.9%
230,000         Suedzucker  . . . . . . . . . . . . . . . . . . .    4,338,186
                                                                   -----------

                BUSINESS SERVICES--1.2%
100,000         Techem* . . . . . . . . . . . . . . . . . . . . .    2,748,594
                                                                   -----------

                CEMENT--3.8%
190,235         HeidelbergCement  . . . . . . . . . . . . . . . .    8,840,545
                                                                   -----------

                COMMUNICATIONS
                        SERVICES--2.0%
215,000         United Internet . . . . . . . . . . . . . . . . .    4,615,528
                                                                   -----------

                COMPUTER PROGRAMMING
                        SERVICES--0.7%
50,000          Software  . . . . . . . . . . . . . . . . . . . .    1,644,813
                                                                   -----------

                COMPUTER RELATED
                        SERVICES--0.5%
70,000          Bechtle . . . . . . . . . . . . . . . . . . . . .    1,076,233
                                                                   -----------

                COMPUTER TERMINALS--0.2%
7,000           Wincor Nixdorf Ag . . . . . . . . . . . . . . . .      416,942
                                                                   -----------

                ELECTRONIC
                        CAPACITATORS--1.3%
200,000         Epcos*  . . . . . . . . . . . . . . . . . . . . .    3,027,796
                                                                   -----------

                ELECTRONIC COMPUTERS--3.2%
542,720         Kontron Ag  . . . . . . . . . . . . . . . . . . .    4,323,621
53,700          Leoni . . . . . . . . . . . . . . . . . . . . . .    3,051,278
                                                                   -----------
                                                                     7,374,899
                                                                   -----------

                FINANCIAL SERVICES--0.9%
66,500          AWD Holding . . . . . . . . . . . . . . . . . . .    2,198,329
                                                                   -----------

                GENERAL INDUSTRIAL MACHINERY
                        & EQUIPMENT--3.9%
80,000          Iwka  . . . . . . . . . . . . . . . . . . . . . .    1,898,081
585,000         MG Technologies*  . . . . . . . . . . . . . . . .    7,201,191
                                                                   -----------
                                                                     9,099,272
                                                                   -----------

                HEAVY CONSTRUCTION--2.2%
147,200         Bilfinger Berger  . . . . . . . . . . . . . . . .    5,094,401
                                                                   -----------

                INFORMATION RETRIEVAL
                        SERVICES--1.0%
130,000         Freenet*  . . . . . . . . . . . . . . . . . . . .    2,318,125
                                                                   -----------

                INSURANCE AGENTS, BROKERS &
                        SERVICES--1.3%
190,000         MLP . . . . . . . . . . . . . . . . . . . . . . .    3,050,877
                                                                   -----------
                INVESTORS--0.9%
30,000          Mpc Muenchmeyer Peterson Cap  . . . . . . . . . .  $ 2,158,049
                                                                   -----------

                LIFE INSURANCE--1.4%
47,420          AMB Generali Holding  . . . . . . . . . . . . . .    3,354,078
                                                                   -----------

                LOCAL TRUCKING WITH
                        STORAGE--2.1%
115,000         K & S . . . . . . . . . . . . . . . . . . . . . .    4,943,249
                                                                   -----------

                MORTGAGE BANKERS--7.1%
480,000         Hypo Real Estate Holding* . . . . . . . . . . . .   16,439,443
                                                                   -----------

                MOTOR VEHICLE PARTS &
                ACCESSORIES--0.4%
14,150          ElringKlinger . . . . . . . . . . . . . . . . . .      868,279
                                                                   -----------

                NATIONAL COMMERCIAL
                BANKS--1.5%
90,000          Deutsche Postbank Ag  . . . . . . . . . . . . . .    3,506,783
                                                                   -----------

                PHARMACEUTICAL
                        PREPARATIONS--6.1%
184,000         Merck KGaA  . . . . . . . . . . . . . . . . . . .  10,512,111
45,000          Schwarz Pharma  . . . . . . . . . . . . . . . . .   1,689,175
90,000          Stada Arzneimittel  . . . . . . . . . . . . . . .    1,999,090
                                                                   -----------
                                                                    14,200,376
                                                                   -----------
                PRINTING TRADES MACHINERY &
                        EQUIPMENT--1.0%
79,000          Heidelberger Druckmaschinen*  . . . . . . . . . .    2,352,746
                                                                   -----------

                PUMP AND PUMPING
                        EQUIPMENT--1.1%
65,234          Pfeiffer Vacuum Technology  . . . . . . . . . . .    2,509,415
                                                                   -----------

                RADIOTELEPHONE
                        COMMUNICATIONS--1.0%
65,000          Funkwerk  . . . . . . . . . . . . . . . . . . . .    2,359,261
                                                                   -----------

                RETAIL-MISCELLANEOUS RETAIL
                        STORES--1.8%
144,625         Douglas Holding . . . . . . . . . . . . . . . . .    4,271,271
                                                                   -----------

                RUBBER & PLASTIC
                        FOOTWEAR--7.5%
65,000          Puma  . . . . . . . . . . . . . . . . . . . . . .   17,399,652
                                                                   -----------

                SERVICES-COMMERCIAL
                        PHYSICAL&BIOLOGICAL
                        RESEARCH--0.9%
160,000         GPC Biotech*  . . . . . . . . . . . . . . . . . .    2,164,130
                                                                   -----------

                SERVICES-COMPUTER
                        PROGRAMMING
                        SERVICES--0.9%
110,000         IDS Scheer  . . . . . . . . . . . . . . . . . . .   2,047,485
                                                                   -----------
                SERVICES-COMPUTER RENTAL &
                        LEASING--1.0%
56,689          Grenkeleasing*  . . . . . . . . . . . . . . . . .  $ 2,251,052
                                                                   -----------

                SERVICES-INFORMATION
                        RETRIEVAL SERVICES--3.0%
639,200         T-Online International* . . . . . . . . . . . . .    6,932,422
                                                                   -----------

                SERVICES-NONPHYSICAL
                        RESEARCH--0.9%
78,720          GFK . . . . . . . . . . . . . . . . . . . . . . .    2,198,859
                                                                   -----------

                SPECIAL INDUSTRY
                        MACHINERY--1.9%
108,100         Singulus Technologies*  . . . . . . . . . . . . .    1,523,845
341,900         Suess MicroTec* . . . . . . . . . . . . . . . . .    2,918,934
                                                                   -----------
                                                                     4,442,779
                                                                   -----------

                STEEL WORKS, BLAST FURNACES
                        & ROLLING & FINISHING
                        MILLS--0.6%
100,000         Salzgitter  . . . . . . . . . . . . . . . . . . .    1,501,489
                                                                   -----------

                WHOLESALE-DRUGS
                        PROPRIETARIES & DRUGGISTS
                        SUNDRIES--3.3%
114,000         Celesio . . . . . . . . . . . . . . . . . . . . .    7,766,297
                                                                   -----------

                WHOLESALE-MEDICAL DENTAL &
                        HOSPITAL EQUIPMENT--1.4%
33,161          Beiersdorf  . . . . . . . . . . . . . . . . . . .    3,143,409
                                                                   -----------

                        Total Common Stocks
                        (cost $129,259,516) . . . . . . . . . . .  169,514,734
                                                                   -----------

                PREFERRED STOCKS--10.4%
                        CARBURETORS, PISTONS, PISTON
                        RINGS--2.5%
141,709         Rheinmetall . . . . . . . . . . . . . . . . . . .    5,924,275
                                                                   -----------

                ELECTROMEDICAL &
                        ELECTROTHERAPEUTIC
                        APPARATUS--3.4%
96,354          Fresenius . . . . . . . . . . . . . . . . . . . .    7,873,400
                                                                   -----------

                MEN'S AND BOYS SUITS AND
                        COATS--1.5%
130,000         Hugo Boss . . . . . . . . . . . . . . . . . . . .    3,486,060
                                                                   -----------

                RETAIL-THEATRICAL
                        PRODUCTIONS--1.9%
238,400         Prosieben Sat.1 Media . . . . . . . . . . . . . .    4,390,125
                                                                   -----------

                SCALES AND BALANCES, EX
                        LAB--1.1%
184,800         Sartorius . . . . . . . . . . . . . . . . . . . .    2,589,004
                                                                   -----------

                        Total Preferred Stocks
                        (cost $13,134,162)  . . . . . . . . . . . $ 24,262,864
                                                                   -----------

                        Total Investments in German Securities
                        (cost $142,393,678) . . . . . . . . . . .  193,777,598
                                                                   -----------

                INVESTMENTS IN DUTCH COMMON
                        STOCKS--9.2%
                        GUIDED MISSILES & SPACE
                                VEHICLES--8.2%
710,000         European Aeronautic Defense . . . . . . . . . . .   18,942,339
                                                                   -----------

                SURGICAL & MEDICAL
                        INSTRUMENTS AND
                        APPARATUS--1.0%
209,150         Qiagen* . . . . . . . . . . . . . . . . . . . . .    2,361,761
                                                                   -----------
                        Total Investments in Dutch Common Stocks
                        (cost $8,313,352) . . . . . . . . . . . .   21,304,100
                                                                   -----------

                INVESTMENTS IN IRISH COMMON
                        STOCK--5.6%
                        NATIONAL COMMERCIAL
                        BANKS--5.6%
960,000         Depfa Bank Plc*
                        (Cost $6,171,069) . . . . . . . . . . . .   13,080,079
                                                                   -----------

                INVESTMENTS IN SWISS COMMON
                        STOCK--0.9%
                        SEMICONDUCTORS & RELATED
                        DEVICES--0.9%
50,000          Micronas Semiconductor Holding*
                        (Cost $925,901) . . . . . . . . . . . . .    2,121,358
                                                                   -----------

                Total Investments--98.9%
                        (cost $157,804,000) . . . . . . . . . . . $230,283,135
                                                                   -----------

                Cash and other assets in
                        excess of liabilities--1.1% . . . . . . .    2,625,119
                                                                   -----------

                NET ASSETS--100.0%  . . . . . . . . . . . . . . . $232,908,254
                                                                  ============

                NUMBER OF SHARES
                        OUTSTANDING . . . . . . . . . . . . . . . $ 25,430,725
                                                                  ============

                NET ASSET VALUE PER SHARE . . . . . . . . . . . .      $ 9.16
                                                                   ===========

----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


*Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The New Germany Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          The New Germany Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004